JPMorgan Unconstrained Debt Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 43.3%
Aerospace & Defense — 0.2%
Boeing Co. (The)
6.53%, 5/1/2034 (a)	115	122
5.71%, 5/1/2040	415	403
3.85%, 11/1/2048	375	266
3.95%, 8/1/2059	784	533
Bombardier, Inc. (Canada)
7.25%, 7/1/2031 (a)	315	325
7.00%, 6/1/2032 (a)	39	40
General Electric Co. 4.13%, 9/19/2035 (b)	116	131
Rolls-Royce plc (United Kingdom)
4.63%, 2/16/2026 (b)	300	322
4.63%, 2/16/2026 (a)	110	118
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	30	32
TransDigm, Inc.
6.38%, 3/1/2029 (a)	51	52
6.63%, 3/1/2032 (a)	52	53
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	53	56
		2,453
Automobile Components — 0.7%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	35	36
8.25%, 4/15/2031 (a)	205	214
Adler Pelzer Holding GmbH (Germany)
9.50%, 4/1/2027 (a)	206	206
9.50%, 4/1/2027 (b)	190	190
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	55	54
5.88%, 6/1/2029 (a)	200	201
3.75%, 1/30/2031 (a)	470	423
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	310	310
5.00%, 10/1/2029	90	84
Clarios Global LP 8.50%, 5/15/2027 (a)	260	261
Cooper-Standard Automotive, Inc. 5.63% (Cash), 5/15/2027 (a) (c)	320	267
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	195	154
Forvia SE (France)
3.13%, 6/15/2026 (b)	910	948
2.75%, 2/15/2027 (b)	200	203
2.38%, 6/15/2027 (b)	300	301
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	300	281
Grupo Antolin-Irausa SA (Spain)
3.50%, 4/30/2028 (a)	168	133
(TW + 50.00%), 10.38%, 1/30/2030 (a)	102	92
IHO Verwaltungs GmbH (Germany)
8.75% (Cash), 5/15/2028 (a) (c)	185	207
8.75% (Cash), 5/15/2028 (b) (c) (d)	330	370
7.00% (Cash), 11/15/2031 (a) (c)	230	248

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
Schaeffler AG (Germany) 2.88%, 3/26/2027 (b)	820	862
TI Automotive Finance plc 3.75%, 4/15/2029 (b)	280	291
ZF Europe Finance BV (Germany)
2.00%, 2/23/2026 (b)	200	206
2.50%, 10/23/2027 (b)	1,000	992
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (b)	400	400
		7,934
Automobiles — 0.4%
Hyundai Capital America
1.30%, 1/8/2026 (a)	430	414
3.50%, 11/2/2026 (a)	2,180	2,124
6.50%, 1/16/2029 (a)	280	296
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 1/15/2026 (b)	480	511
Renault SA (France) 2.50%, 6/2/2027 (b)	1,300	1,347
Volvo Car AB (Sweden) 2.00%, 1/24/2025 (b)	300	316
		5,008
Banks — 10.8%
ABN AMRO Bank NV (Netherlands)
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (b) (e) (f) (g) (h)	400	420
4.80%, 4/18/2026 (a)	800	796
AIB Group plc (Ireland)
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (b) (e) (f) (g) (h)	1,900	2,025
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (h)	335	353
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (h)	200	205
Banco Bilbao Vizcaya Argentaria SA (Spain)
Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%, 3/5/2025 (e) (f) (g) (h)	400	398
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	2,200	2,395
Banco Santander SA (Spain)
5.15%, 8/18/2025	800	801
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (e) (f) (g) (h)	1,000	1,094
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (e) (f) (g) (h)	200	221
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (e) (f) (g) (h)	1,000	1,147
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (h)	525	527
(SOFR + 1.05%), 2.55%, 2/4/2028 (h)	2,485	2,371
(SOFR + 1.63%), 5.20%, 4/25/2029 (h)	440	445
(SOFR + 1.57%), 5.82%, 9/15/2029 (h)	1,225	1,268
(SOFR + 1.22%), 2.30%, 7/21/2032 (h)	399	339
(SOFR + 1.21%), 2.57%, 10/20/2032 (h)	2,700	2,326
(SOFR + 1.91%), 5.43%, 8/15/2035 (h)	1,590	1,589
(SOFR + 1.93%), 2.68%, 6/19/2041 (h)	740	537
Bank of Ireland Group plc (Ireland) (EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (b) (e) (f) (g) (h)	1,400	1,491
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (e) (h)	430	403
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (e) (h)	2,100	1,937
Banque Federative du Credit Mutuel SA (France) 4.75%, 7/13/2027 (a)	1,245	1,244

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (e) (f) (g) (h)	1,430	1,491
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (e) (f) (g) (h)	1,000	1,138
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (e) (f) (g) (h)	410	411
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (h)	1,965	1,961
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (h)	2,703	2,725
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (h)	300	284
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (h)	1,060	895
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (h)	2,210	2,410
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (h)	1,310	1,418
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (h)	1,460	1,503
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (f) (g) (h)	550	537
(SOFR + 0.69%), 2.01%, 1/25/2026 (h)	1,595	1,587
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (f) (g) (h)	2,521	2,437
(SOFR + 1.55%), 5.61%, 9/29/2026 (h)	1,557	1,566
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (h)	1,225	1,202
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (h)	3,220	3,109
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (f) (g) (h)	1,575	1,620
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (f) (g) (h)	1,890	1,884
(SOFR + 1.34%), 4.54%, 9/19/2030 (h)	1,695	1,669
(SOFR + 3.91%), 4.41%, 3/31/2031 (h)	2,260	2,202
(SOFR + 1.18%), 2.52%, 11/3/2032 (h)	920	783
(SOFR + 2.06%), 5.83%, 2/13/2035 (h)	1,015	1,036
Commerzbank AG (Germany)
(EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (b) (h)	200	212
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (e) (f) (g) (h)	200	228
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (h)	1,225	1,186
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (e) (f) (g) (h)	1,600	1,655
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (h)	1,720	1,674
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (h)	302	289
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (h)	710	743
(USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (a) (e) (f) (g) (h)	1,080	1,040
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (h)	754	755
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (h)	482	470
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (h)	701	680
Fifth Third Bancorp
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (h)	529	524
(SOFR + 1.49%), 4.90%, 9/6/2030 (h)	450	448
HSBC Holdings plc (United Kingdom)
(SOFR + 1.43%), 3.00%, 3/10/2026 (h)	3,000	2,983

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.54%), 1.65%, 4/18/2026 (h)	300	296
(SOFR + 2.61%), 5.21%, 8/11/2028 (h)	2,565	2,582
(SOFR + 1.73%), 2.01%, 9/22/2028 (h)	2,575	2,380
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (h)	666	636
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	1,794	1,586
(SOFR + 2.39%), 6.25%, 3/9/2034 (h)	720	765
(SOFR + 1.90%), 5.87%, 11/18/2035 (h)	1,020	1,026
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (h)	1,164	1,190
ING Groep NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (e) (f) (g) (h)	1,488	1,473
Intesa Sanpaolo SpA (Italy)
7.00%, 11/21/2025 (a)	256	261
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (e) (f) (g) (h)	862	954
6.63%, 6/20/2033 (a)	3,845	4,098
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (h)	1,485	1,187
KBC Group NV (Belgium)
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (e) (f) (g) (h)	1,400	1,609
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (h)	440	451
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (h)	2,486	2,652
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (h)	1,360	1,382
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (e) (f) (g) (h)	756	751
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (h)	220	219
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (e) (f) (g) (h)	440	467
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (f) (g) (h)	1,278	1,197
(SOFR + 1.26%), 4.81%, 10/21/2032 (h)	510	505
(SOFR + 1.90%), 5.68%, 1/22/2035 (h)	255	264
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (h)	940	955
(SOFR + 0.99%), 1.67%, 6/14/2027 (h)	1,400	1,329
(SOFR + 2.60%), 6.53%, 1/10/2029 (h)	2,100	2,188
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (e) (f) (g) (h)	1,000	1,072
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (e) (f) (g) (h)	2,350	2,322
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (e) (f) (g) (h)	452	386
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (h)	1,280	1,274
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (h)	700	752
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (h)	338	330
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (e) (f) (g) (h)	2,400	2,169
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (h)	245	259
(SOFR + 1.85%), 5.12%, 1/26/2034 (h)	1,047	1,037
(SOFR + 2.36%), 5.87%, 6/8/2034 (h)	859	895
(SOFR + 1.92%), 5.71%, 1/24/2035 (h)	195	201

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (h)	720	688
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (b) (h)	781	873
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032 (b) (h)	500	519
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (h)	2,114	1,863
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (h)	285	295
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (h)	1,410	1,371
(SOFR + 1.74%), 5.57%, 7/25/2029 (h)	2,720	2,789
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (f) (g) (h)	740	767
(SOFR + 1.99%), 5.56%, 7/25/2034 (h)	155	159
Westpac Banking Corp. (Australia) (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (e) (h)	250	246
		123,757
Beverages — 0.2%
Constellation Brands, Inc. 2.25%, 8/1/2031	1,936	1,640
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	135	134
		1,774
Biotechnology — 0.5%
AbbVie, Inc.
5.05%, 3/15/2034	580	587
4.70%, 5/14/2045	417	387
4.25%, 11/21/2049	3,295	2,840
Amgen, Inc. 5.75%, 3/2/2063	320	326
Gilead Sciences, Inc.
2.80%, 10/1/2050	720	470
5.55%, 10/15/2053	279	289
Grifols SA (Spain)
1.63%, 2/15/2025 (b)	82	86
2.25%, 11/15/2027 (b)	650	652
3.88%, 10/15/2028 (a)	130	119
3.88%, 10/15/2028 (b)	100	92
4.75%, 10/15/2028 (a)	200	182
		6,030
Broadline Retail — 0.1%
Amazon.com, Inc. 2.70%, 6/3/2060	350	214
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	475	470
NMG Holding Co., Inc. 8.50%, 10/1/2028 (a)	100	102
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	133	115
9.75%, 10/1/2027 (a)	39	40
Wayfair LLC 7.25%, 10/31/2029 (a)	277	281
		1,222

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	420	382
6.38%, 3/1/2034 (a)	35	36
EMRLD Borrower LP
6.38%, 12/15/2030 (a)	143	159
6.38%, 12/15/2030 (b)	240	266
6.63%, 12/15/2030 (a)	550	556
6.75%, 7/15/2031 (a)	32	33
Griffon Corp. 5.75%, 3/1/2028	660	652
JELD-WEN, Inc. 7.00%, 9/1/2032 (a)	340	332
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	488	500
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	55	53
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	140	136
Summit Materials LLC 5.25%, 1/15/2029 (a)	30	30
		3,135
Capital Markets — 3.6%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	305	277
Deutsche Bank AG (Germany)
(SOFR + 2.26%), 3.74%, 1/7/2033 (h)	1,206	1,040
(SOFR + 2.05%), 5.40%, 9/11/2035 (h)	1,970	1,920
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (f) (g) (h)	1,118	1,071
(SOFR + 0.80%), 1.43%, 3/9/2027 (h)	2,330	2,233
(SOFR + 1.11%), 2.64%, 2/24/2028 (h)	1,270	1,212
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (f) (g) (h)	1,195	1,250
(SOFR + 1.14%), 4.69%, 10/23/2030 (h)	400	397
(SOFR + 1.28%), 2.62%, 4/22/2032 (h)	3,130	2,720
(SOFR + 1.26%), 2.65%, 10/21/2032 (h)	1,525	1,310
(SOFR + 1.41%), 3.10%, 2/24/2033 (h)	2,540	2,240
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (f) (g) (h)	1,225	1,227
Huarong Finance 2017 Co. Ltd. (China) 4.25%, 11/7/2027 (b)	880	843
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (h)	2,660	2,542
(SOFR + 1.61%), 4.21%, 4/20/2028 (h)	288	284
3.59%, 7/22/2028 (d)	2,210	2,139
(SOFR + 1.73%), 5.12%, 2/1/2029 (h)	4,130	4,170
(SOFR + 1.59%), 5.16%, 4/20/2029 (h)	760	768
(SOFR + 1.63%), 5.45%, 7/20/2029 (h)	2,860	2,922
(SOFR + 1.10%), 4.65%, 10/18/2030 (h)	810	803
(SOFR + 1.14%), 2.70%, 1/22/2031 (h)	1,560	1,405
(SOFR + 1.20%), 2.51%, 10/20/2032 (h)	159	136
(SOFR + 1.58%), 5.83%, 4/19/2035 (h)	260	273
(SOFR + 1.56%), 5.32%, 7/19/2035 (h)	1,070	1,085
(SOFR + 1.36%), 2.48%, 9/16/2036 (h)	360	298
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (h)	405	414
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (e) (f) (g) (h)	341	350

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
UBS Group AG (Switzerland)
4.28%, 1/9/2028 (a)	2,840	2,801
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (e) (f) (g) (h)	365	398
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (e) (f) (g) (h)	375	431
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (h)	1,455	1,794
		40,753
Chemicals — 0.9%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (b)	1,180	1,016
Ashland Services BV 2.00%, 1/30/2028 (b)	100	100
ASK Chemicals Deutschland Holding GmbH (Germany) 10.00%, 11/15/2029 (a)	144	153
Avient Corp. 7.13%, 8/1/2030 (a)	20	21
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (b)	570	550
CF Industries, Inc.
4.50%, 12/1/2026 (a)	835	827
4.95%, 6/1/2043	1,313	1,200
Chemours Co. (The)
4.00%, 5/15/2026	200	211
5.75%, 11/15/2028 (a)	330	312
8.00%, 1/15/2033 (a)	77	77
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	351	337
Herens Midco SARL (Luxembourg)
5.25%, 5/15/2029 (a)	138	113
5.25%, 5/15/2029 (b)	200	163
INEOS Finance plc (Luxembourg)
2.13%, 11/15/2025 (b)	300	314
6.63%, 5/15/2028 (b)	250	274
6.75%, 5/15/2028 (a)	200	203
6.38%, 4/15/2029 (a)	123	135
7.50%, 4/15/2029 (a)	200	207
INEOS Quattro Finance 2 plc (United Kingdom) 6.75%, 4/15/2030 (a)	185	201
INEOS Styrolution Ludwigshafen GmbH (United Kingdom) 2.25%, 1/16/2027 (b)	650	669
Lune Holdings SARL (France) 5.63%, 11/15/2028 (a)	244	186
Monitchem HoldCo 3 SA (Luxembourg) 8.75%, 5/1/2028 (b)	100	107
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	588	578
4.25%, 5/15/2029 (a)	125	116
OCP SA (Morocco) 6.88%, 4/25/2044 (b)	390	383
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	365	344
4.38%, 2/1/2032	860	770
Syensqo SA (Belgium) (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025 (b) (f) (g) (h)	200	208
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	12	11
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	105	103
5.63%, 8/15/2029 (a)	325	304
		10,193

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	670	622
Amber Finco plc (United Kingdom)
6.63%, 7/15/2029 (a)	111	124
6.63%, 7/15/2029 (b)	250	280
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	60	56
4.75%, 10/15/2029 (a)	27	26
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	315	308
Brink's Co. (The) 4.63%, 10/15/2027 (a)	100	97
CoreCivic, Inc. 8.25%, 4/15/2029	170	181
Elis SA (France) 2.88%, 2/15/2026 (b)	400	422
Garda World Security Corp. (Canada)
8.25%, 8/1/2032 (a)	75	76
8.38%, 11/15/2032 (a)	68	70
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	130	124
4.75%, 6/15/2029 (a)	120	116
Interface, Inc. 5.50%, 12/1/2028 (a)	55	54
Madison IAQ LLC 5.88%, 6/30/2029 (a)	165	158
Paprec Holding SA (France)
3.50%, 7/1/2028 (a)	164	171
3.50%, 7/1/2028 (b)	240	250
Q-Park Holding I BV (Netherlands)
5.13%, 3/1/2029 (a)	209	228
5.13%, 3/1/2029 (b)	290	317
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	107	107
SPIE SA (France) 2.63%, 6/18/2026 (b)	400	418
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (b)	466	492
Verisure Holding AB (Sweden)
3.25%, 2/15/2027 (b)	850	884
5.50%, 5/15/2030 (a)	192	211
Verisure Midholding AB (Sweden)
5.25%, 2/15/2029 (b)	480	507
5.25%, 2/15/2029 (a)	119	126
Williams Scotsman, Inc. 6.63%, 6/15/2029 (a)	200	203
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	120	124
		6,752
Communications Equipment — 0.1%
Ciena Corp. 4.00%, 1/31/2030 (a)	265	244
CommScope LLC
6.00%, 3/1/2026 (a)	355	349
4.75%, 9/1/2029 (a)	410	339
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	190	186
		1,118
Construction & Engineering — 0.2%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	60	57

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — continued
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	25	24
Heathrow Funding Ltd. (United Kingdom)
1.13%, 10/8/2030 (b)	1,400	1,321
5.88%, 5/13/2041 (b)	500	645
Weekley Homes LLC 4.88%, 9/15/2028 (a)	195	186
		2,233
Construction Materials — 0.1%
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (f) (g) (h)	1,054	1,033
Consumer Finance — 1.8%
AerCap Ireland Capital DAC (Ireland)
1.75%, 1/30/2026	1,030	994
2.45%, 10/29/2026	193	185
5.75%, 6/6/2028	750	773
3.30%, 1/30/2032	835	741
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (f) (g) (h)	391	373
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (a)	890	884
5.50%, 1/15/2026 (a)	270	271
2.13%, 2/21/2026 (a)	100	97
4.25%, 4/15/2026 (a)	610	601
4.38%, 5/1/2026 (a)	460	450
3.25%, 2/15/2027 (a)	255	245
2.75%, 2/21/2028 (a)	95	88
6.38%, 5/4/2028 (a)	835	867
5.75%, 3/1/2029 (a)	3,565	3,649
5.75%, 11/15/2029 (a)	942	965
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	220	218
4.95%, 5/28/2027	760	755
5.30%, 9/6/2029	1,050	1,040
4.00%, 11/13/2030	1,785	1,635
3.63%, 6/17/2031	714	630
General Motors Financial Co., Inc. 5.45%, 9/6/2034	2,140	2,140
OneMain Finance Corp.
7.13%, 3/15/2026	60	61
5.38%, 11/15/2029	380	370
4.00%, 9/15/2030	15	13
Volkswagen International Finance NV (Germany) (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (b) (f) (g) (h)	600	622
Volkswagen Leasing GmbH (Germany) 0.50%, 1/12/2029 (b)	1,400	1,317
		19,984
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc. 4.63%, 1/15/2027 (a)	190	186
Kroger Co. (The) 5.50%, 9/15/2054	1,475	1,462

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	95	89
6.13%, 9/15/2032 (a)	30	30
Rite Aid Corp.
8.00%, 10/18/2024 ‡	42	— (i)
7.50%, 7/1/2025 ‡ (j)	50	— (i)
8.00%, 11/15/2026 ‡ (j)	98	— (i)
(3-MONTH CME TERM SOFR + 7.00%), 12.06%, 8/30/2031 ‡ (a) (h)	15	13
Series A, 15.00% (PIK), 8/30/2031 ‡ (c)	42	26
Series B, 15.00% (PIK), 8/30/2031 ‡ (c)	19	— (i)
US Foods, Inc. 4.75%, 2/15/2029 (a)	355	343
		2,149
Containers & Packaging — 0.6%
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (b)	610	567
4.75%, 7/15/2027 (b)	100	74
5.25%, 8/15/2027 (a)	295	175
Ball Corp. 1.50%, 3/15/2027	330	337
Berry Global, Inc. 5.80%, 6/15/2031 (a)	1,760	1,822
Crown European Holdings SACA
3.38%, 5/15/2025 (b)	460	486
4.50%, 1/15/2030 (a)	113	123
Guala Closures SpA (Italy) 3.25%, 6/15/2028 (b)	200	201
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	480	491
9.25%, 4/15/2027 (a)	235	240
OI European Group BV
6.25%, 5/15/2028 (a)	126	138
6.25%, 5/15/2028 (b)	120	132
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	275	275
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	105	100
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (b) (j)	350	103
Silgan Holdings, Inc.
3.25%, 3/15/2025	180	190
2.25%, 6/1/2028	400	400
Titan Holdings II BV (Netherlands) 5.13%, 7/15/2029 (b)	150	161
TriMas Corp. 4.13%, 4/15/2029 (a)	225	210
Trivium Packaging Finance BV 3.75%, 8/15/2026 (b) (k)	380	397
		6,622
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	385	407
Diversified Consumer Services — 0.1%
RAC Bond Co. plc (United Kingdom)
5.25%, 11/4/2027 (a)	168	206
5.25%, 11/4/2027 (b)	240	295

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — continued
Service Corp. International 3.38%, 8/15/2030	60	54
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	133	138
		693
Diversified REITs — 0.0% ^
VICI Properties LP 4.50%, 1/15/2028 (a)	55	54
WP Carey, Inc.
2.40%, 2/1/2031	180	155
2.25%, 4/1/2033	367	296
		505
Diversified Telecommunication Services — 1.7%
Altice Financing SA (Luxembourg) 2.25%, 1/15/2025 (b)	200	209
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028 (b)	420	262
Altice France SA (France)
5.88%, 2/1/2027 (b)	200	171
8.13%, 2/1/2027 (a)	205	172
3.38%, 1/15/2028 (b)	600	486
5.13%, 7/15/2029 (a)	300	229
AT&T, Inc. 3.50%, 9/15/2053	860	615
CCO Holdings LLC
5.13%, 5/1/2027 (a)	2,520	2,486
5.00%, 2/1/2028 (a)	1,035	1,011
5.38%, 6/1/2029 (a)	105	102
4.75%, 3/1/2030 (a)	2,255	2,095
4.50%, 8/15/2030 (a)	555	505
4.25%, 2/1/2031 (a)	390	349
Cellnex Telecom SA (Spain)
2.88%, 4/18/2025 (b)	300	317
1.88%, 6/26/2029 (b)	300	302
eircom Finance DAC (Ireland)
3.50%, 5/15/2026 (b)	470	494
5.75%, 12/15/2029 (b)	260	283
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	470	471
6.75%, 5/1/2029 (a)	225	228
Iliad Holding SASU (France)
5.63%, 10/15/2028 (a)	344	371
5.63%, 10/15/2028 (b)	560	605
6.88%, 4/15/2031 (a)	164	185
6.88%, 4/15/2031 (b)	400	450
iliad SA (France) 5.38%, 6/14/2027 (b)	300	331
Infrastrutture Wireless Italiane SpA (Italy) 1.63%, 10/21/2028 (b)	240	241
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	1,055	980
Kaixo Bondco Telecom SA (Spain) 5.13%, 9/30/2029 (b)	335	357
Level 3 Financing, Inc.
11.00%, 11/15/2029 (a)	290	329
4.50%, 4/1/2030 (a)	50	42

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Lorca Telecom Bondco SA (Spain)
4.00%, 9/18/2027 (a)	100	105
4.00%, 9/18/2027 (b)	790	833
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	59	54
4.13%, 4/15/2030 (a)	447	395
Optics Bidco SpA (Italy)
2.88%, 1/28/2026 (b)	380	398
3.63%, 5/25/2026 (b)	380	402
2.38%, 10/12/2027 (b)	210	214
7.75%, 1/24/2033	330	430
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	116	114
Telecom Italia SpA (Italy) 7.88%, 7/31/2028 (b)	380	453
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	700	642
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030 (b)	380	362
		19,080
Electric Utilities — 2.9%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (a)	933	709
Comision Federal de Electricidad (Mexico) 6.45%, 1/24/2035 (a)	412	397
ContourGlobal Power Holdings SA (United Kingdom) 2.75%, 1/1/2026 (b)	370	385
Duke Energy Indiana LLC 5.40%, 4/1/2053	125	126
Duke Energy Ohio, Inc. 5.65%, 4/1/2053	44	45
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	540	459
EDP SA (Portugal)
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (b) (h)	900	937
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (b) (h)	1,500	1,509
Electricite de France SA (France)
5.70%, 5/23/2028 (a)	245	251
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (b) (f) (g) (h)	400	390
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,964	1,691
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (h)	1,058	1,069
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (a)	1,135	1,090
2.50%, 7/12/2031 (a) (k)	316	270
5.00%, 6/15/2032 (a)	580	576
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (b) (f) (g) (h)	1,800	1,839
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (h)	390	400
Entergy Texas, Inc. 1.75%, 3/15/2031	385	323
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	832	801
FirstEnergy Pennsylvania Electric Co. 5.20%, 4/1/2028 (a)	390	396
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	1,540	1,437
4.55%, 4/1/2049 (a)	663	587
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	1,855	1,679
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	771	668
MidAmerican Energy Co. 4.25%, 5/1/2046	350	303

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (h)	520	541
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (h)	545	556
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	165	151
5.25%, 6/15/2029 (a)	90	88
Pacific Gas and Electric Co.
2.95%, 3/1/2026	360	352
6.15%, 1/15/2033	1,430	1,510
6.40%, 6/15/2033	1,270	1,362
3.75%, 8/15/2042 (k)	1,215	952
4.60%, 6/15/2043	250	217
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (b)	366	287
PG&E Corp.
5.00%, 7/1/2028	30	29
5.25%, 7/1/2030	250	246
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (h)	1,477	1,526
PPL Capital Funding, Inc.
5.25%, 9/1/2034	100	101
Series A, (3-MONTH CME TERM SOFR + 2.93%), 7.53%, 3/30/2067 (h)	661	661
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	1,220	1,185
Series 13-A, 3.90%, 3/15/2043	214	177
3.65%, 2/1/2050	484	367
Union Electric Co. 3.90%, 4/1/2052	260	209
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	1,031	1,006
4.38%, 5/1/2029 (a)	192	183
4.30%, 7/15/2029 (a)	1,550	1,498
6.88%, 4/15/2032 (a)	387	401
6.00%, 4/15/2034 (a)	555	576
5.70%, 12/30/2034 (a) (l)	240	244
		32,762
Electrical Equipment — 0.0% ^
Energizer Gamma Acquisition BV 3.50%, 6/30/2029 (b)	170	171
Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc. 3.88%, 3/15/2028 (b)	730	771
Coherent Corp. 5.00%, 12/15/2029 (a)	1,301	1,255
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	600	536
		2,562
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	45	46
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	737	690
Noble Finance II LLC 8.00%, 4/15/2030 (a)	49	50
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	50	50

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	45	46
Transocean, Inc. 8.25%, 5/15/2029 (a)	55	56
		938
Entertainment — 0.9%
Banijay Entertainment SAS (France)
7.00%, 5/1/2029 (a)	119	132
7.00%, 5/1/2029 (b)	310	344
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	150	150
5.25%, 7/15/2028 (a)	75	73
7.00%, 8/1/2032 (a)	26	27
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	70	71
4.75%, 10/15/2027 (a)	775	759
Netflix, Inc.
4.88%, 4/15/2028	808	816
5.38%, 11/15/2029 (a)	1,351	1,390
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	180	179
3.70%, 4/14/2027	660	646
5.60%, 6/12/2034	440	454
Warnermedia Holdings, Inc.
4.30%, 1/17/2030	880	949
4.28%, 3/15/2032	1,372	1,238
5.05%, 3/15/2042	2,100	1,774
5.14%, 3/15/2052	615	494
WMG Acquisition Corp.
2.25%, 8/15/2031 (a)	110	106
2.25%, 8/15/2031 (b)	100	96
		9,698
Financial Services — 0.3%
Benteler International AG (Austria) 9.38%, 5/15/2028 (b)	400	444
Block, Inc. 6.50%, 5/15/2032 (a)	384	394
Global Payments, Inc.
2.90%, 5/15/2030	400	360
2.90%, 11/15/2031	1,010	882
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	120	118
5.13%, 12/15/2030 (a)	80	76
7.13%, 2/1/2032 (a)	490	505
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	92	101
Nexi SpA (Italy) 1.63%, 4/30/2026 (b)	200	206
Paysafe Finance plc 3.00%, 6/15/2029 (a)	169	168
Rocket Mortgage LLC 4.00%, 10/15/2033 (a)	295	257
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	256	265
		3,776

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — 0.5%
Darling Global Finance BV 3.63%, 5/15/2026 (b)	250	263
Flora Food Management BV (Netherlands) 6.88%, 7/2/2029 (a)	219	239
JBS USA Holding Lux Sarl
6.75%, 3/15/2034	1,784	1,943
7.25%, 11/15/2053	880	1,022
JBS USA Holding Lux SARL 4.38%, 2/2/2052	397	311
Kraft Heinz Foods Co. 4.88%, 10/1/2049	980	883
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	130	121
Post Holdings, Inc. 5.50%, 12/15/2029 (a)	320	312
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026 (b)	57	60
		5,154
Gas Utilities — 0.0% ^
UGI International LLC
2.50%, 12/1/2029 (a)	296	286
2.50%, 12/1/2029 (b)	240	231
		517
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	635	631
8.25%, 1/15/2030 (a)	462	481
8.00%, 2/15/2031 (a)	25	26
Avis Budget Finance plc
7.25%, 7/31/2030 (a)	252	277
7.25%, 7/31/2030 (b)	230	252
Canadian Pacific Railway Co. (Canada) 3.50%, 5/1/2050	340	256
EC Finance plc (United Kingdom) 3.00%, 10/15/2026 (b)	370	371
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	105	109
8.63%, 5/15/2032 (a)	105	110
8.00%, 3/15/2033 (a)	35	36
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	440	381
12.63%, 7/15/2029 (a)	207	225
Loxam SAS (France) 4.50%, 2/15/2027 (a)	171	182
SMBC Aviation Capital Finance DAC (Ireland) 5.55%, 4/3/2034 (a)	1,380	1,403
Uber Technologies, Inc. 5.35%, 9/15/2054	150	146
XPO, Inc. 7.13%, 2/1/2032 (a)	190	198
		5,084
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 3.88%, 7/15/2028 (b)	750	788
Baxter International, Inc. 2.54%, 2/1/2032	1,980	1,688
Medline Borrower LP
3.88%, 4/1/2029 (a)	55	52
6.25%, 4/1/2029 (a)	79	80

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
5.25%, 10/1/2029 (a)	110	107
Medtronic Global Holdings SCA 1.50%, 7/2/2039	200	167
		2,882
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	45	44
Cencora, Inc. 2.70%, 3/15/2031	3,548	3,122
Cerba Healthcare SACA (France) 3.50%, 5/31/2028 (b)	500	439
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	330	307
6.13%, 4/1/2030 (a)	85	63
5.25%, 5/15/2030 (a)	450	384
4.75%, 2/15/2031 (a)	120	97
10.88%, 1/15/2032 (a)	92	96
DaVita, Inc.
4.63%, 6/1/2030 (a)	290	272
6.88%, 9/1/2032 (a)	346	357
Encompass Health Corp.
4.50%, 2/1/2028	25	24
4.63%, 4/1/2031	250	236
HCA, Inc.
5.20%, 6/1/2028	630	637
4.13%, 6/15/2029	1,570	1,516
5.45%, 9/15/2034	160	160
5.50%, 6/15/2047	66	63
5.25%, 6/15/2049	950	872
3.50%, 7/15/2051	480	330
4.63%, 3/15/2052	1,411	1,171
5.95%, 9/15/2054	1,135	1,144
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	65	63
Tenet Healthcare Corp.
5.13%, 11/1/2027	45	45
6.13%, 6/15/2030	185	186
6.75%, 5/15/2031	566	580
		12,208
Health Care REITs — 0.3%
Healthpeak OP LLC 5.25%, 12/15/2032	1,350	1,369
Ventas Realty LP 5.00%, 1/15/2035	740	724
Welltower OP LLC
2.80%, 6/1/2031	700	620
3.85%, 6/15/2032	410	383
		3,096

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 3/15/2026 (b)	560	581
2.25%, 1/15/2028 (b)	550	558
		1,139
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.50%, 2/15/2029 (a)	290	277
6.50%, 4/1/2032 (a)	700	712
		989
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	115	104
888 Acquisitions Ltd. (United Kingdom)
7.56%, 7/15/2027 (a)	160	164
7.56%, 7/15/2027 (b)	140	143
Acushnet Co. 7.38%, 10/15/2028 (a)	330	345
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	410	392
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	96	98
7.00%, 2/15/2030 (a)	445	459
6.50%, 2/15/2032 (a)	45	46
Carnival Corp. 6.00%, 5/1/2029 (a)	690	692
Cedar Fair LP 6.50%, 10/1/2028	300	303
Cirsa Finance International SARL (Spain) 4.50%, 3/15/2027 (b)	500	524
eDreams ODIGEO SA (Spain)
5.50%, 7/15/2027 (a)	183	196
5.50%, 7/15/2027 (b)	160	171
Hilton Domestic Operating Co., Inc. 5.88%, 3/15/2033 (a)	72	72
International Game Technology plc
3.50%, 6/15/2026 (b)	470	496
2.38%, 4/15/2028 (b)	300	305
Lottomatica Group Spa (Italy)
7.13%, 6/1/2028 (a)	165	184
7.13%, 6/1/2028 (b)	160	178
Marriott International, Inc. 5.35%, 3/15/2035	500	504
MGM Resorts International
5.50%, 4/15/2027	40	40
6.13%, 9/15/2029	359	363
Pinnacle Bidco plc (United Kingdom)
8.25%, 10/11/2028 (a)	164	184
8.25%, 10/11/2028 (b)	260	292
Punch Finance plc (United Kingdom) 6.13%, 6/30/2026 (b)	380	477
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	62	62
6.25%, 3/15/2032 (a)	40	41
6.00%, 2/1/2033 (a)	77	78

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	240	239
6.63%, 5/1/2032 (a)	120	123
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	193	198
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	160	156
6.25%, 3/15/2033 (a)	435	434
		8,063
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	221	223
Newell Brands, Inc.
5.70%, 4/1/2026 (k)	59	59
6.63%, 9/15/2029	610	626
6.38%, 5/15/2030	60	61
6.63%, 5/15/2032	40	41
7.00%, 4/1/2046 (k)	50	48
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	205	191
3.88%, 10/15/2031 (a)	405	359
Versuni Group BV (Netherlands) 3.13%, 6/15/2028 (a)	100	100
		1,708
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	80	79
4.13%, 10/15/2030	365	336
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	760	736
		1,151
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)
3.30%, 7/15/2025 (a)	497	491
3.95%, 7/15/2030 (a)	768	715
Calpine Corp. 5.00%, 2/1/2031 (a)	365	346
Constellation Energy Generation LLC
5.60%, 6/15/2042	770	778
6.50%, 10/1/2053	604	674
5.75%, 3/15/2054	985	1,009
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	833	831
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (f) (g) (h)	180	182
		5,026
Insurance — 0.5%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (h)	600	594
Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland) (3-MONTH SOFR + 4.92%), 5.63%, 6/24/2046 (b) (h)	1,770	1,772
Generali (Italy) (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (b) (h)	400	444
MetLife, Inc.
6.40%, 12/15/2036	1,340	1,394

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
9.25%, 4/8/2038 (a)	380	450
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	620	588
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (h)	720	744
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (h)	200	199
		6,185
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.45%, 8/15/2052	399	356
5.40%, 8/15/2054	1,095	1,118
		1,474
IT Services — 0.1%
Accenture Capital, Inc.
4.25%, 10/4/2031	380	372
4.50%, 10/4/2034	520	505
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	223	221
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	200	187
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	245	238
		1,523
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	180	183
Life Sciences Tools & Services — 0.1%
Danaher Corp. 2.80%, 12/10/2051	2,205	1,451
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	205	214
Terex Corp.
5.00%, 5/15/2029 (a)	120	116
6.25%, 10/15/2032 (a)	48	48
TK Elevator Midco GmbH 4.38%, 7/15/2027 (b)	240	252
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	200	209
Wabash National Corp. 4.50%, 10/15/2028 (a)	580	539
		1,378
Media — 1.6%
Charter Communications Operating LLC
2.25%, 1/15/2029	765	680
2.80%, 4/1/2031	410	352
3.50%, 6/1/2041	1,730	1,241
5.38%, 5/1/2047	958	818
3.70%, 4/1/2051	2,082	1,380
3.90%, 6/1/2052	1,038	706
5.25%, 4/1/2053	375	318
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	241	235
7.75%, 4/15/2028 (a)	740	682
9.00%, 9/15/2028 (a)	234	248

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
7.50%, 6/1/2029 (a)	60	53
Comcast Corp.
2.80%, 1/15/2051	1,900	1,210
5.35%, 5/15/2053	1,410	1,388
2.99%, 11/1/2063	764	464
CSC Holdings LLC
5.38%, 2/1/2028 (a)	700	610
5.75%, 1/15/2030 (a)	255	153
Discovery Communications LLC 3.63%, 5/15/2030	100	90
DISH DBS Corp.
7.75%, 7/1/2026	400	344
5.25%, 12/1/2026 (a)	440	404
5.75%, 12/1/2028 (a)	90	78
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,585	1,684
GCI LLC 4.75%, 10/15/2028 (a)	540	511
Gray Television, Inc.
7.00%, 5/15/2027 (a)	230	225
10.50%, 7/15/2029 (a)	150	153
iHeartCommunications, Inc.
6.38%, 5/1/2026	420	364
8.38%, 5/1/2027	325	189
5.25%, 8/15/2027 (a)	265	190
Midcontinent Communications 8.00%, 8/15/2032 (a)	59	62
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	59	58
4.63%, 3/15/2030 (a)	50	47
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	95	73
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a)	850	798
5.50%, 7/1/2029 (a)	80	78
Stagwell Global LLC 5.63%, 8/15/2029 (a)	294	283
Summer BC Holdco A SARL (Luxembourg) 9.25%, 10/31/2027 (b)	90	96
Summer BC Holdco B SARL (Luxembourg) 5.75%, 10/31/2026 (b)	200	211
Univision Communications, Inc. 6.63%, 6/1/2027 (a)	205	204
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028 (b)	400	475
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (b)	1,010	964
		18,119
Metals & Mining — 1.1%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	300	314
Anglo American Capital plc (South Africa) 5.50%, 5/2/2033 (a)	2,640	2,682
ATI, Inc.
4.88%, 10/1/2029	43	41
5.13%, 10/1/2031	385	365
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	285	269
6.88%, 11/1/2029 (a)	90	91
7.00%, 3/15/2032 (a)	29	29

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	1,163	1,127
5.40%, 11/14/2034	433	439
Glencore Funding LLC (Australia)
6.38%, 10/6/2030 (a)	1,866	1,989
5.63%, 4/4/2034 (a)	2,237	2,296
Indonesia Asahan Aluminium PT (Indonesia) 5.45%, 5/15/2030 (a)	830	834
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (b)	370	375
United States Steel Corp. 6.88%, 3/1/2029	31	31
Vale Overseas Ltd. (Brazil)
6.13%, 6/12/2033	250	258
6.40%, 6/28/2054	1,485	1,501
		12,641
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	151	133
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (h)	140	148
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (h)	220	232
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (h)	670	686
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (b) (h)	518	525
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (h)	116	119
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	200	143
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (h)	680	695
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482	402
Veolia Environnement SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (b) (f) (g) (h)	900	919
		4,002
Oil, Gas & Consumable Fuels — 3.6%
Aker BP ASA (Norway)
6.00%, 6/13/2033 (a)	825	851
5.13%, 10/1/2034 (a)	215	208
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	40	40
5.75%, 1/15/2028 (a)	175	175
5.38%, 6/15/2029 (a)	335	328
Antero Resources Corp.
8.38%, 7/15/2026 (a)	25	26
7.63%, 2/1/2029 (a)	270	277
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	35	35
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	230	239
7.38%, 3/15/2032 (a)	80	80
Blue Racer Midstream LLC 7.25%, 7/15/2032 (a)	275	285
BP Capital Markets America, Inc. 4.81%, 2/13/2033	2,050	2,028
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (f) (g) (h)	247	244
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (b) (f) (g) (h)	1,300	1,365

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (f) (g) (h)	1,716	1,661
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (f) (g) (h)	2,015	2,094
California Resources Corp. 7.13%, 2/1/2026 (a)	14	14
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,380	2,317
5.95%, 6/30/2033	1,625	1,686
5.75%, 8/15/2034 (a)	2,255	2,302
Chevron USA, Inc. 2.34%, 8/12/2050	200	120
Chord Energy Corp. 6.38%, 6/1/2026 (a)	25	25
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	490	512
8.75%, 7/1/2031 (a)	100	106
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	2,455	2,557
6.04%, 11/15/2033 (a)	655	690
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	515	508
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	235	247
7.63%, 4/1/2032 (a)	215	217
7.38%, 1/15/2033 (a)	120	119
Diamondback Energy, Inc. 5.75%, 4/18/2054	1,545	1,540
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630	618
7.38%, 9/18/2043	550	480
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (h)	3,034	3,210
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (h)	123	137
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	55	56
8.75%, 5/1/2031 (a)	150	158
Energy Transfer LP
7.38%, 2/1/2031 (a)	105	111
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (h)	1,270	1,351
Eni SpA (Italy) 4.25%, 5/9/2029 (a)	910	893
Enterprise Products Operating LLC 5.55%, 2/16/2055	700	714
Expand Energy Corp.
6.75%, 4/15/2029 (a)	245	249
5.38%, 3/15/2030	1,420	1,410
Exxon Mobil Corp. 3.00%, 8/16/2039	670	529
Genesis Energy LP
8.00%, 1/15/2027	75	76
8.25%, 1/15/2029	40	41
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	280	274
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,072	1,026
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (a)	705	651
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	66	67
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	105	103

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	65	63
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	330	350
KazMunayGas National Co. JSC (Kazakhstan) 5.75%, 4/19/2047 (b)	998	892
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	40	40
Matador Resources Co. 6.25%, 4/15/2033 (a)	237	234
NuStar Logistics LP 5.63%, 4/28/2027	65	65
Occidental Petroleum Corp.
5.20%, 8/1/2029	160	161
5.38%, 1/1/2032	145	144
Permian Resources Operating LLC
7.00%, 1/15/2032 (a)	115	118
6.25%, 2/1/2033 (a)	51	51
Petroleos Mexicanos (Mexico) 6.50%, 1/23/2029	1,059	999
Range Resources Corp. 8.25%, 1/15/2029	530	546
SM Energy Co.
6.63%, 1/15/2027	535	535
6.75%, 8/1/2029 (a)	54	54
7.00%, 8/1/2032 (a)	46	46
Tallgrass Energy Partners LP
7.38%, 2/15/2029 (a)	20	20
6.00%, 9/1/2031 (a)	100	95
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310	216
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	300	293
Transcanada Trust (Canada) Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (h)	810	805
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	38	40
9.50%, 2/1/2029 (a)	41	46
7.00%, 1/15/2030 (a)	299	306
9.88%, 2/1/2032 (a)	129	144
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	90	89
		41,402
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200	1,215
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	38	38
5.75%, 4/20/2029 (a)	305	305
Deutsche Lufthansa AG (Germany) 3.00%, 5/29/2026 (b)	200	211
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	259	272
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	80	80
		906
Personal Care Products — 0.1%
Coty, Inc.
3.88%, 4/15/2026 (b)	380	402
4.75%, 1/15/2029 (a)	100	97

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — continued
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	205	202
4.13%, 4/1/2029 (a)	255	238
Ontex Group NV 3.50%, 7/15/2026 (b)	450	471
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	39	39
		1,449
Pharmaceuticals — 0.8%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	480	464
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	320	313
5.00%, 1/30/2028 (a)	90	60
4.88%, 6/1/2028 (a)	595	492
6.25%, 2/15/2029 (a)	570	366
5.25%, 1/30/2030 (a)	120	67
Bayer AG (Germany) Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (b) (h)	500	550
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	1,310	1,341
5.55%, 2/22/2054	580	600
5.65%, 2/22/2064	370	378
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	40	40
2.38%, 3/1/2028 (b)	200	208
3.13%, 2/15/2029 (a)	45	44
Cheplapharm Arzneimittel GmbH (Germany) 3.50%, 2/11/2027 (b)	660	678
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	26	28
Neopharmed Gentili SpA (Italy) 7.13%, 4/8/2030 (a)	208	233
Nidda Healthcare Holding GmbH (Germany) 7.50%, 8/21/2026 (b)	515	561
Organon & Co.
2.88%, 4/30/2028 (b)	300	308
4.13%, 4/30/2028 (a)	310	294
5.13%, 4/30/2031 (a)	300	275
Rossini SARL (Italy) 6.75%, 12/31/2029 (a)	119	133
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,930	1,461
5.65%, 7/5/2054	395	403
		9,297
Professional Services — 0.0% ^
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	205	199
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.25%, 4/15/2030 (a)	295	238
Country Garden Holdings Co. Ltd. (China)
3.13%, 10/22/2025 (b) (j)	1,072	99
7.25%, 4/8/2026 (b) (j)	1,540	143
		480

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — 0.1%
NNN REIT, Inc. 5.50%, 6/15/2034	280	286
Regency Centers LP 2.95%, 9/15/2029	320	297
		583
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5	5
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	300	298
Broadcom, Inc.
4.55%, 2/15/2032	400	392
3.42%, 4/15/2033 (a)	1,675	1,489
3.14%, 11/15/2035 (a)	2,765	2,300
Entegris, Inc.
4.38%, 4/15/2028 (a)	90	86
5.95%, 6/15/2030 (a)	1,015	1,017
Marvell Technology, Inc. 5.95%, 9/15/2033	526	554
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	113	107
Synaptics, Inc. 4.00%, 6/15/2029 (a)	250	230
Texas Instruments, Inc.
5.00%, 3/14/2053	140	136
5.15%, 2/8/2054	600	596
		7,210
Software — 0.2%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	265	254
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	150	141
Elastic NV 4.13%, 7/15/2029 (a)	335	313
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	350	338
Oracle Corp. 3.60%, 4/1/2050	5	4
RingCentral, Inc. 8.50%, 8/15/2030 (a)	453	480
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	620	618
TeamSystem SpA (Italy) 3.50%, 2/15/2028 (b)	100	103
		2,251
Specialized REITs — 0.1%
Crown Castle, Inc. 4.80%, 9/1/2028	740	738
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	100	98
4.88%, 9/15/2029 (a)	250	241
4.50%, 2/15/2031 (a)	215	200
		1,277
Specialty Retail — 0.2%
Agrifarma SpA (Italy) 4.50%, 10/31/2028 (b)	400	419
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	317	301
Dufry One BV (Switzerland) 2.00%, 2/15/2027 (b)	200	204
Escrow Rite Aid 0.00%, 12/31/2049 ‡	15	9
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	75	68
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	31	31

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
PetSmart, Inc.
4.75%, 2/15/2028 (a)	350	334
7.75%, 2/15/2029 (a)	300	295
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	250	235
Staples, Inc.
10.75%, 9/1/2029 (a)	575	567
12.75%, 1/15/2030 (a)	35	29
		2,492
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
4.09%, 6/1/2029	92	87
8.25%, 12/15/2029	31	33
8.50%, 7/15/2031	370	399
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	211	182
		701
Textiles, Apparel & Luxury Goods — 0.1%
Birkenstock Financing SARL 5.25%, 4/30/2029 (b)	580	623
CT Investment GmbH (Germany) 6.38%, 4/15/2030 (a)	133	145
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	35	38
		806
Tobacco — 0.5%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	2,710	2,501
6.34%, 8/2/2030	1,260	1,339
7.08%, 8/2/2043	1,690	1,899
		5,739
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	110	110
Imola Merger Corp. 4.75%, 5/15/2029 (a)	590	566
United Rentals North America, Inc. 6.13%, 3/15/2034 (a)	815	827
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	323	331
6.63%, 3/15/2032 (a)	40	41
		1,875
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV (Spain)
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (b) (f) (g) (h)	600	632
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (b) (f) (g) (h)	400	409
Mundys SpA (Italy)
1.88%, 7/13/2027 (b)	200	204
1.88%, 2/12/2028 (b)	370	372
		1,617

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.7%
Altice France Holding SA (Luxembourg)
8.00%, 5/15/2027 (b)	141	40
4.00%, 2/15/2028 (b)	300	75
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	125	102
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026 (b)	300	314
PLT VII Finance SARL (Luxembourg) 6.00%, 6/15/2031 (a)	552	607
Telefonica Europe BV (Spain) (EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (b) (f) (g) (h)	1,300	1,482
T-Mobile USA, Inc.
2.63%, 2/15/2029	177	162
3.38%, 4/15/2029	1,460	1,376
2.25%, 11/15/2031	2,586	2,187
Vodafone Group plc (United Kingdom)
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (b) (h)	900	966
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (b) (h)	200	199
		7,510
Total Corporate Bonds (Cost $507,336)		493,724
Asset-Backed Securities — 18.4%
ACC Trust Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	667	391
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	105	96
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	140	128
Series 2021-1H, Class C, 2.35%, 10/20/2040 (a)	613	560
Affirm Asset Securitization Trust
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	3,085	3,091
Series 2024-B, Class A, 4.62%, 9/15/2029 (a)	3,290	3,276
American Credit Acceptance Receivables Trust
Series 2023-4, Class B, 6.63%, 2/14/2028 (a)	2,127	2,146
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	780	789
Series 2023-2, Class C, 5.96%, 8/13/2029 (a)	1,930	1,941
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	2,300	2,353
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	542	556
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	2,975	2,999
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400	1,461
Series 2024-4, Class C, 4.91%, 8/12/2031 (a)	660	658
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	802	798
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	316	317
Apidos CLO (Cayman Islands) Series 2020-34A, Class A1R, 6.03%, 1/20/2035 (a) (d)	300	301
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 6.28%, 10/25/2034 (d)	28	28
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	2,751	2,714
Series 2023-1A, Class C, 6.23%, 4/20/2029 (a)	635	639
Series 2023-8A, Class C, 7.34%, 2/20/2030 (a)	1,200	1,253
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)	814	824
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	384	384
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	359	358

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-2A, Class A2R, 6.43%, 10/20/2031 (a) (d)	2,600	2,603
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 6.23%, 12/26/2031 (a) (d)	185	186
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	22	22
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	110	110
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,100	1,120
Series 2024-4, Class C, 4.83%, 8/15/2030	552	551
Series 2024-4, Class D, 5.23%, 8/15/2030	900	898
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	1,653	1,679
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	927	919
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 6.26%, 10/15/2031 (a) (d)	392	392
Series 2018-1A, Class CR, 6.61%, 10/15/2031 (a) (d)	1,413	1,413
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A2RR, 6.47%, 7/20/2032 (a) (d)	400	400
Series 2015-4A, Class BRR, 7.07%, 7/20/2032 (a) (d)	425	425
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	890	731
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 (a)	230	209
Series 2018-AGS, Class C, 3.82%, 2/25/2044 (a)	47	39
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 5.83%, 12/25/2032 (d)	273	278
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	404	405
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	753	764
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	663	674
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	870	888
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	1,095	1,084
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	910	897
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	560	552
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 5.53%, 3/25/2034 (d)	25	27
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.12%, 7/25/2048 (a)	682	677
Drive Auto Receivables Trust
Series 2024-2, Class B, 4.52%, 7/16/2029	565	561
Series 2024-1, Class C, 5.43%, 11/17/2031	2,572	2,592
Series 2024-2, Class C, 4.67%, 5/17/2032	513	509
Series 2024-2, Class D, 4.94%, 5/17/2032	537	530
Dryden CLO Ltd. (Cayman Islands)
Series 2019-68A, Class ARR, 0.00%, 7/15/2035 ‡ (a) (d) (l)	4,400	4,400
Series 2019-68A, Class AR, 6.09%, 7/15/2035 (a) (d)	3,870	3,869
Dryden Senior Loan Fund (Cayman Islands) Series 2014-36A, Class AR3, 5.94%, 4/15/2029 (a) (d)	236	237
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,000	985
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,477	1,502
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-3A, Class BR, 6.37%, 4/20/2034 (a) (d)	1,355	1,357
Series 2019-3A, Class BRR, 6.33%, 7/18/2037 (a) (d)	1,250	1,251

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2023-1A, Class B, 5.72%, 4/15/2027	125	125
Series 2023-3A, Class C, 6.21%, 6/15/2028	2,232	2,259
Series 2023-4A, Class C, 6.51%, 8/15/2028	1,840	1,870
Series 2022-3A, Class D, 6.76%, 9/15/2028	2,100	2,132
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,050	1,061
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,553	1,585
Series 2024-3A, Class D, 5.98%, 9/16/2030	750	762
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	557	560
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 5.42%, 8/25/2034 (d)	—	—
FirstKey Homes Trust Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	3,000	2,853
Flagship Credit Auto Trust
Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	246	246
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	2,025	2,011
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	500	497
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 5.89%, 10/15/2030 (a) (d)	103	103
GLS Auto Receivables Issuer Trust
Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	2,700	2,665
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	1,800	1,817
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	160	162
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,130	1,095
GM Financial Automobile Leasing Trust Series 2023-1, Class A3, 5.16%, 4/20/2026	350	351
Hertz Vehicle Financing LLC
Series 2023-1A, Class A, 5.49%, 6/25/2027 (a)	1,200	1,205
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	876	881
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,400	1,424
Hertz Vehicle Financing LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	2,000	1,874
Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	1,393	1,306
Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	1,726	1,609
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	1,665	1,666
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	134	122
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A2R2, 6.11%, 4/15/2029 (a) (d)	536	537
KREF Ltd. Series 2021-FL2, Class A, 5.79%, 2/15/2039 (a) (d)	1,934	1,918
LCM Ltd. (Cayman Islands) Series 31A, Class AR, 5.90%, 7/20/2034 (a) (d)	4,100	4,105
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	593	567
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	888	618
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	59	59
Series 2022-C, Class B, 7.46%, 2/15/2030 (a)	840	841
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	175	169
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	270	254
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	511	503
Series 2024-2A, Class D, 5.69%, 2/21/2034 (a)	250	246
LL ABS Trust Series 2021-1A, Class C, 3.54%, 5/15/2029 (a)	498	493
Madison Park Funding Ltd. (Cayman Islands)
Series 2018-29A, Class BR, 6.43%, 10/18/2030 (a) (d)	2,030	2,033

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-45A, Class AR, 6.04%, 7/15/2034 (a) (d)	250	250
Series 2021-52A, Class B, 6.49%, 1/22/2035 (a) (d)	1,140	1,142
Magnetite Ltd. (Cayman Islands)
Series 2019-22A, Class BRR, 6.26%, 7/15/2036 (a) (d)	933	934
Series 2019-22A, Class CRR, 6.51%, 7/15/2036 (a) (d)	570	570
Series 2016-17A, Class BR2, 6.57%, 4/20/2037 (a) (d)	1,932	1,937
Series 2024-40A, Class B1, 7.08%, 7/15/2037 (a) (d)	2,300	2,305
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (a)	1,000	996
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	342	343
Marlette Funding Trust Series 2021-2A, Class D, 2.16%, 9/15/2031 (a)	265	260
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	1,143	1,154
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3, 5.68%, 7/25/2034 (d)	63	66
Series 2004-HE7, Class M2, 5.65%, 8/25/2034 (d)	13	13
Series 2004-HE8, Class M2, 5.72%, 9/25/2034 (d)	76	77
Series 2005-NC1, Class M3, 5.47%, 1/25/2035 (d)	347	346
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	523	492
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 6.65%, 4/15/2038 (a) (d)	480	483
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2019-31A, Class AR, 5.92%, 4/20/2031 (a) (d)	2,354	2,358
Series 2019-34A, Class BR, 6.37%, 1/20/2035 (a) (d)	1,060	1,062
Series 2022-50A, Class BR, 6.28%, 7/23/2036 (a) (d)	1,000	1,001
Series 2022-50A, Class CR, 6.53%, 7/23/2036 (a) (d)	649	649
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 5.63%, 8/25/2034 (d)	24	26
Series 2004-4, Class M2, 5.50%, 2/25/2035 (d)	45	48
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a)	3,400	3,416
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	645	623
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	493	475
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	475	454
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A2R2, 6.15%, 10/17/2030 (a) (d)	2,006	2,010
Series 2014-6A, Class BR2, 6.55%, 10/17/2030 (a) (d)	618	618
Series 2018-15A, Class A1, 5.98%, 7/20/2031 (a) (d)	808	809
Series 2022-25A, Class B1R, 7.03%, 7/20/2037 (a) (d)	1,100	1,102
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2013-1A, Class A1RR, 5.85%, 7/19/2030 (a) (d)	1,084	1,085
Series 2018-18A, Class A1A, 5.87%, 4/16/2031 (a) (d)	680	682
Series 2019-1A, Class BR, 6.48%, 10/25/2032 (a) (d)	2,039	2,041
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	1,404	1,429
OneMain Financial Issuance Trust Series 2023-2A, Class A2, 6.31%, 9/15/2036 (a) (d)	2,738	2,783
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	329	329
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029	863	866
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	1,674	1,617
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	865	838

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	2,160	2,091
Option One Mortgage Loan Trust Series 2004-3, Class M3, 5.68%, 11/25/2034 (d)	17	17
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 1/16/2029 (a)	114	110
Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	1,468	1,402
Palmer Square CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1A4, 5.91%, 5/21/2034 (a) (d)	1,660	1,663
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class A1, 5.72%, 10/15/2029 (a) (d)	202	202
Series 2021-4A, Class C, 7.52%, 10/15/2029 (a) (d)	1,606	1,608
Series 2024-3A, Class A2, 6.17%, 8/8/2032 (a) (d)	1,530	1,536
Series 2024-3A, Class B, 6.42%, 8/8/2032 (a) (d)	1,600	1,599
Series 2024-1A, Class A2, 6.56%, 10/15/2032 (a) (d)	1,193	1,194
Series 2024-1A, Class B, 6.91%, 10/15/2032 (a) (d)	750	750
PMT Issuer Trust-FMSR Series 2021-FT1, Class A, 7.70%, 3/25/2026 (a) (d)	1,940	1,944
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (k)	845	825
Series 2021-NPL3, Class A1, 4.87%, 7/25/2051 (a) (k)	967	964
Series 2021-RN4, Class A2, 9.19%, 10/25/2051 (a) (d)	2,511	2,503
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (k)	1,328	1,331
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (a) (k)	673	675
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (a) (k)	1,033	1,042
Series 2024-NPL5, Class A1, 5.96%, 9/25/2054 (a) (k)	434	430
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)	3,249	2,926
PRPM LLC
Series 2021-6, Class A1, 4.79%, 7/25/2026 (a) (k)	1,451	1,445
Series 2021-6, Class A2, 6.47%, 7/25/2026 (a) (k)	282	276
Series 2021-11, Class A2, 7.58%, 11/25/2026 (a) (k)	2,400	2,380
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (k)	40	40
Series 2005-2, Class M1, 5.55%, 8/25/2035 (k)	1,173	1,097
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	1,500	1,435
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,866	1,869
RR Ltd. (Cayman Islands)
Series 2020-12A, Class AAR3, 5.91%, 1/15/2036 (a) (d)	2,110	2,114
Series 2020-12A, Class A2R3, 6.26%, 1/15/2036 (a) (d)	1,916	1,915
Santander Drive Auto Receivables Trust
Series 2022-6, Class C, 4.96%, 11/15/2028	323	323
Series 2023-4, Class B, 5.77%, 12/15/2028	894	907
Series 2023-3, Class C, 5.77%, 11/15/2030	360	368
Series 2024-3, Class D, 5.97%, 10/15/2031	1,470	1,500
Series 2024-5, Class D, 5.14%, 2/17/2032	699	697
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	2,589	2,626
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,130	1,169
Series 2024-10A, Class 1, 5.04%, 3/10/2034	1,994	1,982
Series 2024-10B, Class 1, 4.38%, 9/10/2034	650	643
Structured Asset Investment Loan Trust Series 2004-8, Class M2, 5.63%, 9/25/2034 (d)	63	57

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 5.33%, 5/25/2035 (d)	78	77
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 6.36%, 10/15/2031 (a) (d)	976	977
Series 2020-23A, Class AR, 5.94%, 1/15/2034 (a) (d)	920	920
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	2,000	2,061
Tricolor Auto Securitization Trust Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	272	271
United Airlines Pass-Through Trust Series 2013-1, Class A, 4.30%, 8/15/2025	753	746
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	231	225
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	25	24
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	9	9
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	104	103
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	284	283
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	1,371	1,284
Voya CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR, 6.37%, 4/20/2035 (a) (d)	3,830	3,834
Westlake Automobile Receivables Trust
Series 2024-1A, Class C, 5.65%, 2/15/2029 (a)	657	665
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	1,265	1,299
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	544	554
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	714	713
Series 2024-3A, Class D, 5.21%, 4/15/2030 (a)	2,100	2,094
Total Asset-Backed Securities (Cost $210,632)		209,864
Mortgage-Backed Securities — 13.9%
FHLMC Gold Pools, Other
Pool # WN2453, 4.62%, 5/1/2028	2,000	1,989
Pool # WN2492, 4.93%, 6/1/2028	870	872
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	3,036	3,037
FNMA UMBS, 30 Year
Pool # MA4783, 4.00%, 10/1/2052	10,579	9,903
Pool # FS8290, 5.50%, 9/1/2053	13,732	13,822
Pool # FS8365, 5.50%, 6/1/2054	3,485	3,501
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	1,600	1,599
Pool # BF0263, 3.50%, 5/1/2058	962	870
GNMA II, Single Family, 30 Year
TBA, 4.50%, 12/15/2054 (l)	70,455	67,980
TBA, 5.00%, 12/15/2054 (l)	51,987	51,232
TBA, 5.50%, 12/15/2054 (l)	3,500	3,503
Total Mortgage-Backed Securities (Cost $157,431)		158,308
Foreign Government Securities — 7.1%
Arab Republic of Egypt 7.63%, 5/29/2032 (b)	1,180	1,056
Czech Republic
4.90%, 4/14/2034	CZK60,550	2,711
1.95%, 7/30/2037	CZK74,410	2,464

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Dominican Republic Government Bond
6.88%, 1/29/2026 (b)	900	908
5.30%, 1/21/2041 (a)	790	698
5.30%, 1/21/2041 (b)	500	442
Federal Republic of Nigeria
6.50%, 11/28/2027 (b)	770	731
7.38%, 9/28/2033 (a)	527	446
Hungary Government Bond
5.50%, 3/26/2036 (a)	1,233	1,182
6.75%, 9/25/2052 (a)	639	673
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (b)	530	529
10.50%, 12/6/2028 (b)	480	523
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (a)	2,331	2,084
Lebanese Republic 6.38%, 3/9/2020 (j)	1,280	118
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN129,670	5,780
7.50%, 5/26/2033	MXN47,320	2,014
8.00%, 5/24/2035	MXN120,760	5,216
Notas do Tesouro Nacional 10.00%, 1/1/2027 (j)	BRL45,000	6,969
Oriental Republic of Uruguay 5.10%, 6/18/2050	136	130
Republic of Angola 8.00%, 11/26/2029 (b)	530	478
Republic of Colombia 3.13%, 4/15/2031	2,460	1,986
Republic of Costa Rica 7.30%, 11/13/2054 (a)	895	950
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (b)	1,190	1,184
6.13%, 6/15/2033 (b)	651	591
6.88%, 10/17/2040 (a)	EUR1,880	1,735
Republic of El Salvador 9.65%, 11/21/2054 (a)	727	765
Republic of Guatemala
6.05%, 8/6/2031 (a)	976	970
6.55%, 2/6/2037 (a)	613	618
Republic of Indonesia
6.88%, 4/15/2029	IDR42,329,000	2,685
7.00%, 2/15/2033	IDR25,832,000	1,643
6.75%, 7/15/2035	IDR68,817,000	4,272
Republic of Iraq 5.80%, 1/15/2028 (b)	818	794
Republic of Kenya 7.25%, 2/28/2028 (a)	1,170	1,127
Republic of North Macedonia 2.75%, 1/18/2025 (b)	EUR1,110	1,167
Republic of Paraguay
4.95%, 4/28/2031 (a)	1,160	1,126
3.85%, 6/28/2033 (a)	208	186
5.60%, 3/13/2048 (b)	820	753
5.40%, 3/30/2050 (a)	470	419
Republic of Poland
6.00%, 10/25/2033	PLN2,361	602
2.00%, 8/25/2036	PLN11,720	2,566
5.50%, 3/18/2054	1,276	1,233

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Senegal 6.25%, 5/23/2033 (b)	424	356
Republic of South Africa
4.85%, 9/30/2029	1,680	1,590
9.00%, 1/31/2040	ZAR112,200	5,387
7.95%, 11/19/2054 (a)	1,033	1,039
Republic of Turkiye (The)
7.63%, 5/15/2034	726	756
6.50%, 1/3/2035	1,454	1,395
Romania Government Bond
6.38%, 1/30/2034 (a)	712	697
4.63%, 4/3/2049 (a)	EUR997	868
7.63%, 1/17/2053 (a)	372	391
Sultanate of Oman Government Bond 6.25%, 1/25/2031 (b)	1,900	1,981
United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)	1,180	790
United Mexican States
4.49%, 5/25/2032	EUR638	683
6.35%, 2/9/2035	628	634
3.77%, 5/24/2061	1,378	846
3.75%, 4/19/2071	1,815	1,081
Total Foreign Government Securities (Cost $89,597)		81,018
Commercial Mortgage-Backed Securities — 6.6%
A10 Revolving Asset Financing I LLC 10.85%, 2/10/2028 ‡ (a) (d)	6,000	5,992
BANK
Series 2018-BN13, Class C, 4.70%, 8/15/2061 (d)	509	435
Series 2019-BN20, Class XA, IO, 0.92%, 9/15/2062 (d)	3,681	117
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (d)	17,700	617
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,736	2,663
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (d)	1,960	1,730
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 (d)	1,679	1,241
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485	1,416
BHMS Series 2018-ATLS, Class A, 6.16%, 7/15/2035 (a) (d)	3,075	3,074
BMO Mortgage Trust Series 2024-5C3, Class AS, 6.29%, 2/15/2057 (d)	2,030	2,106
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 6.03%, 6/15/2035 (a) (d)	1,200	1,192
BX Commercial Mortgage Trust
Series 2021-VINO, Class A, 5.38%, 5/15/2038 (a) (d)	431	431
Series 2024-MF, Class A, 6.05%, 2/15/2039 (a) (d)	1,833	1,833
BX Trust Series 2022-LBA6, Class A, 5.61%, 1/15/2039 (a) (d)	3,400	3,396
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 1.94%, 2/28/2025 (a) (d)	4,000	3,939
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.58%, 11/15/2050 (d)	152	137
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 (d)	95	54
Citigroup Commercial Mortgage Trust Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400	1,345
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (d) (l)	1,400	1,402
Commercial Mortgage Trust
Series 2015-CR26, Class D, 3.61%, 10/10/2048 (d)	200	153
Series 2015-PC1, Class C, 4.41%, 7/10/2050 (d)	1,046	921

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (d)	680	687
FHLMC Series 2023-MN7, Class M1, 8.33%, 9/25/2043 (a) (d)	1,522	1,537
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.29%, 9/25/2027 (d)	17,844	432
Series K742, Class X1, IO, 0.86%, 3/25/2028 (d)	4,944	79
Series K110, Class X1, IO, 1.81%, 4/25/2030 (d)	9,884	698
Series K121, Class X1, IO, 1.11%, 10/25/2030 (d)	6,652	312
Series K120, Class X1, IO, 1.13%, 10/25/2030 (d)	4,433	210
Series K124, Class X1, IO, 0.81%, 12/25/2030 (d)	8,565	304
Series K123, Class X1, IO, 0.86%, 12/25/2030 (d)	11,325	417
Series K127, Class X1, IO, 0.42%, 1/25/2031 (d)	65,583	1,015
Series K125, Class X1, IO, 0.67%, 1/25/2031 (d)	18,244	521
Series K128, Class X1, IO, 0.61%, 3/25/2031 (d)	30,653	789
Series K131, Class X1, IO, 0.83%, 7/25/2031 (d)	11,956	474
Series K131, Class X3, IO, 3.05%, 9/25/2031 (d)	767	118
Series K136, Class X1, IO, 0.49%, 12/25/2031 (d)	20,766	415
Series K-1517, Class X1, IO, 1.44%, 7/25/2035 (d)	3,320	325
Series K-1518, Class X1, IO, 0.95%, 10/25/2035 (d)	5,079	321
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (d)	8,243	298
Series K070, Class X3, IO, 2.11%, 12/25/2044 (d)	2,152	111
Series K072, Class X3, IO, 2.21%, 12/25/2045 (d)	3,940	234
Series K088, Class X3, IO, 2.43%, 2/25/2047 (d)	6,650	563
Series K737, Class X3, IO, 1.84%, 1/25/2048 (d)	3,150	104
Series K121, Class X3, IO, 2.87%, 11/25/2048 (d)	5,100	683
Series K127, Class X3, IO, 2.74%, 3/25/2049 (d)	5,100	667
Series K147, Class X3, IO, 3.93%, 6/25/2050 (d)	4,600	1,010
FNMA ACES Series 2019-M1, Class A2, 3.66%, 9/25/2028 (d)	1,003	971
FREMF Series 2018-KF46, Class B, 6.91%, 3/25/2028 (a) (d)	85	81
FREMF Mortgage Trust
Series 2018-KF45, Class B, 6.91%, 3/25/2025 (a) (d)	93	92
Series 2018-KF47, Class B, 6.96%, 5/25/2025 (a) (d)	101	100
Series 2019-KC03, Class B, 4.48%, 1/25/2026 (a) (d)	1,500	1,460
Series 2018-KF48, Class B, 7.01%, 6/25/2028 (a) (d)	480	452
GNMA
Series 2012-89, IO, 0.09%, 12/16/2053 (d)	2,449	—
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (d)	9,045	451
Series 2021-3, IO, 0.87%, 9/16/2062 (d)	7,950	503
Series 2021-133, IO, 0.88%, 7/16/2063 (d)	10,422	687
Series 2024-161, IO, 0.74%, 6/16/2064 (d)	13,468	758
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.19%, 5/10/2050 (d)	190	168
Harvest Commercial Capital Loan Trust Series 2024-1, Class A, 6.16%, 10/25/2056	2,964	2,981
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.37%, 7/15/2048 (d)	1,825	1,512
Series 2015-C30, Class C, 4.37%, 7/15/2048 (d)	266	192
Series 2015-C31, Class C, 4.78%, 8/15/2048 (d)	124	93
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,015	962
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class A3, 3.94%, 6/15/2051	1,088	1,055

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.56%, 8/15/2049 (d)	276	235
Series 2016-JP4, Class C, 3.51%, 12/15/2049 (d)	152	124
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (d)	2,817	938
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.46%, 5/15/2048 (d)	190	175
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.15%, 5/15/2048 (d)	147	139
Series 2019-L2, Class C, 5.14%, 3/15/2052 (d)	978	812
Series 2021-L5, Class XA, IO, 1.41%, 5/15/2054 (d)	10,689	591
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	230	147
Multi-Family Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 8.60%, 3/25/2050 (a) (d)	4,283	4,352
Series 2023-01, Class M7, 8.73%, 11/25/2053 (a) (d)	895	933
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	1,023	1,026
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 6.00%, 5/15/2039 (a) (d)	1,705	1,699
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (d)	553	534
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (d)	271	256
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (d)	648	623
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (d)	586	541
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (d)	831	796
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (d)	2,199	2,140
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 5.13%, 10/15/2044 (a) (d)	672	26
Total Commercial Mortgage-Backed Securities (Cost $80,203)		75,123
Convertible Bonds — 4.1%
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026	795	788
Broadline Retail — 0.1%
Etsy, Inc. 0.13%, 10/1/2026	640	620
Communications Equipment — 0.1%
Lumentum Holdings, Inc. 1.50%, 12/15/2029	856	1,225
Consumer Finance — 0.2%
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	1,110	2,076
Electric Utilities — 0.3%
PG&E Corp. 4.25%, 12/1/2027 (a)	1,400	1,574
Southern Co. (The) 4.50%, 6/15/2027 (a)	1,570	1,695
		3,269
Electronic Equipment, Instruments & Components — 0.2%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	1,047	1,137
Itron, Inc. 1.38%, 7/15/2030 (a)	660	735
		1,872

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Entertainment — 0.2%
Live Nation Entertainment, Inc. 3.13%, 1/15/2029	1,000	1,427
Sea Ltd. (Singapore) 2.38%, 12/1/2025	530	706
		2,133
Financial Services — 0.1%
Global Payments, Inc. 1.50%, 3/1/2031 (a)	795	803
Ground Transportation — 0.1%
Lyft, Inc. 0.63%, 3/1/2029 (a)	1,040	1,152
Uber Technologies, Inc. 0.88%, 12/1/2028	400	479
		1,631
Hotel & Resort REITs — 0.0% ^
Pebblebrook Hotel Trust 1.75%, 12/15/2026	570	530
Hotels, Restaurants & Leisure — 0.1%
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	316	308
H World Group Ltd. (China) 3.00%, 5/1/2026	1,191	1,250
		1,558
Household Products — 0.1%
Spectrum Brands, Inc. 3.38%, 6/1/2029 (a)	1,417	1,432
Interactive Media & Services — 0.1%
Snap, Inc.
0.75%, 8/1/2026	295	290
Zero Coupon, 5/1/2027	279	241
0.50%, 5/1/2030 (a)	285	251
TripAdvisor, Inc. 0.25%, 4/1/2026	664	621
		1,403
IT Services — 0.3%
BigCommerce Holdings, Inc. 0.25%, 10/1/2026	1,580	1,402
Snowflake, Inc. Zero Coupon, 10/1/2027 (a)	1,177	1,505
		2,907
Leisure Products — 0.1%
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	745	724
Machinery — 0.1%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,045	1,368
Passenger Airlines — 0.1%
JetBlue Airways Corp. 2.50%, 9/1/2029 (a)	685	805
Southwest Airlines Co. 1.25%, 5/1/2025	585	594
		1,399
Pharmaceuticals — 0.1%
Jazz Investments I Ltd. 3.13%, 9/15/2030 (a)	1,515	1,629
Retail REITs — 0.1%
Kite Realty Group LP 0.75%, 4/1/2027 (a)	688	790
Semiconductors & Semiconductor Equipment — 0.8%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (b)	600	486

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Enphase Energy, Inc. Zero Coupon, 3/1/2028	1,220	999
Microchip Technology, Inc.
1.63%, 2/15/2027	305	585
0.75%, 6/1/2030 (a)	700	663
MKS Instruments, Inc. 1.25%, 6/1/2030 (a)	1,350	1,375
ON Semiconductor Corp. Zero Coupon, 5/1/2027	1,647	2,358
SolarEdge Technologies, Inc. 2.25%, 7/1/2029 (a)	725	534
Synaptics, Inc. 0.75%, 12/1/2031 (a)	1,204	1,259
Veeco Instruments, Inc. 2.88%, 6/1/2029	838	1,031
Wolfspeed, Inc. 0.25%, 2/15/2028	66	31
		9,321
Software — 0.6%
Alarm.com Holdings, Inc.
Zero Coupon, 1/15/2026	390	365
2.25%, 6/1/2029 (a)	1,215	1,240
Bentley Systems, Inc. 0.13%, 1/15/2026	1,185	1,166
Box, Inc.
Zero Coupon, 1/15/2026	917	1,269
1.50%, 9/15/2029 (a)	170	174
Dropbox, Inc. Zero Coupon, 3/1/2028	1,103	1,090
Five9, Inc. 1.00%, 3/15/2029 (a)	1,222	1,111
Nice Ltd. (Israel) Zero Coupon, 9/15/2025	524	503
		6,918
Specialty Retail — 0.1%
Wayfair, Inc.
0.63%, 10/1/2025	640	608
3.25%, 9/15/2027	825	904
		1,512
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman 3.50%, 6/1/2028	805	1,076
Total Convertible Bonds (Cost $44,517)		46,984
Collateralized Mortgage Obligations — 4.0%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	3	3
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	83	84
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	150	139
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	323	287
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	611	476
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 4.89%, 12/25/2046 (d)	809	689
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (d)	488	477
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (d)	127	122
Series 2021-3, Class A1, 1.07%, 5/25/2066 (a) (d)	2,425	2,069
Series 2021-3, Class A2, 1.31%, 5/25/2066 (a) (d)	1,819	1,553

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	21	15
Banc of America Funding Trust Series 2006-A, Class 1A1, 6.50%, 2/20/2036 (d)	112	107
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.57%, 2/25/2034 (d)	80	79
Citigroup Mortgage Loan Trust Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	1
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (k)	653	659
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (a) (d)	1,271	1,142
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 7.03%, 1/25/2043 (a) (d)	1,001	1,024
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	226	105
CSMC Trust Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (d)	994	991
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (d)	607	585
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 7.63%, 4/25/2042 (a) (d)	580	601
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	720	16
Series 4086, Class AI, IO, 3.50%, 7/15/2027	225	5
Series 4120, Class UI, IO, 3.00%, 10/15/2027	280	8
Series 4216, Class MI, IO, 3.00%, 6/15/2028	145	5
Series 4178, Class BI, IO, 3.00%, 3/15/2033	547	41
Series 2936, Class AS, IF, IO, 1.18%, 2/15/2035 (d)	120	6
Series 4018, Class HI, IO, 4.50%, 3/15/2041	608	27
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	462	63
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,498	229
Series 4305, Class SK, IF, IO, 1.68%, 2/15/2044 (d)	703	93
Series 4612, Class QI, IO, 3.50%, 5/15/2044	2,002	217
Series 4687, Class SG, IF, IO, 1.23%, 1/15/2047 (d)	2,197	245
Series 4681, Class SD, IF, IO, 1.23%, 5/15/2047 (d)	5,021	566
Series 5023, Class MI, IO, 3.00%, 10/25/2050	3,432	582
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	348	9
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	267	7
Series 2003-130, Class NS, IF, IO, 2.15%, 1/25/2034 (d)	307	25
Series 2005-67, Class SI, IF, IO, 1.85%, 8/25/2035 (d)	246	12
Series 2005-69, Class AS, IF, IO, 1.85%, 8/25/2035 (d)	56	6
Series 2006-24, Class QS, IF, IO, 2.35%, 4/25/2036 (d)	212	19
Series 2010-68, Class SJ, IF, IO, 1.70%, 7/25/2040 (d)	187	19
Series 2016-39, Class LS, IF, IO, 1.15%, 7/25/2046 (d)	2,048	224
Series 2016-74, Class GS, IF, IO, 1.15%, 10/25/2046 (d)	975	123
Series 2017-6, Class SB, IF, IO, 1.20%, 2/25/2047 (d)	1,299	135
Series 2021-86, Class T, 2.50%, 9/25/2048	2,735	2,422
GCAT Trust
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (k)	250	244
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (a) (d)	2,195	1,850
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (a) (d)	1,639	1,341
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	633
Series 2014-181, Class SL, IF, IO, 0.88%, 12/20/2044 (d)	1,408	134
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	13,456	1,939
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	4,308	680
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	4,743	726

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H13, Class GI, IO, 1.61%, 4/20/2065 (d)	403	10
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	371	266
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 5.22%, 6/25/2035 (d)	552	444
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	273	126
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	207	120
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (k)	1,025	1,038
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (k)	815	817
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (k)	697	691
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	612	603
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (k)	1,644	1,645
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.23%, 9/25/2034 (d)	112	107
Series 2004-9, Class 1A, 5.32%, 11/25/2034 (d)	55	54
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (d)	573	529
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (d)	1,129	1,055
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (a) (d)	461	430
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (k)	660	653
OBX Trust Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (k)	1,200	1,203
PRPM LLC
Series 2024-1, Class A1, 6.96%, 2/25/2029 (a) (k)	416	418
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (k)	725	725
Series 2024-5, Class A1, 5.69%, 9/25/2029 (a) (k)	238	236
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (a) (d)	875	797
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	21	17
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	193	119
Sequoia Mortgage Trust Series 2003-8, Class A1, 5.36%, 1/20/2034 (d)	107	103
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (d)	40	38
TDA CAM 4 FTA (Spain) Series 4, Class A, 3.49%, 6/26/2039 (b) (d)	63	66
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (a) (k)	1,400	1,394
Verus Securitization Trust
Series 2019-INV3, Class A1, 3.69%, 11/25/2059 (a) (d)	607	598
Series 2020-1, Class A1, 3.42%, 1/25/2060 (a) (k)	76	75
Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (d)	2,009	1,705
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (k)	308	306
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (k)	1,594	1,602
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (k)	1,445	1,446
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (a) (k)	2,827	2,807
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	72	72
Total Collateralized Mortgage Obligations (Cost $48,631)		46,174
Loan Assignments — 2.6% (h) (m)
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/31/2028	235	236
Building Products — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.92%, 11/3/2028	524	526

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Building Products — continued
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	74	75
MITER Brands Acquisition Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 3/28/2031	598	603
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 3/19/2029	488	487
		1,691
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	239	240
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan, 0.00%, 10/24/2031	7	7
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.86%, 10/24/2031 (n)	473	475
		722
Construction & Engineering — 0.1%
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.69%, 1/21/2028	362	364
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.85%, 1/24/2031	597	599
		963
Containers & Packaging — 0.1%
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 9/25/2028	486	489
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (6-MONTH CME TERM SOFR + 3.75%), 8.19%, 9/15/2028	337	341
		830
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 9/20/2030	496	495
Electrical Equipment — 0.0% ^
Wec US Holdings Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.92%, 1/27/2031	499	500
Electronic Equipment, Instruments & Components — 0.1%
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 4.25%), 8.50%, 10/10/2031 (n)	560	560
Entertainment — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 5.25%), 9.03%, 10/30/2031 (n)	150	149
Financial Services — 0.2%
Belron Finance US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.27%, 10/16/2031 (n)	725	733
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 7.10%, 1/31/2031	509	513
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.40%, 3/27/2029	149	149
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.60%, 7/18/2031 (n)	300	301
		1,696
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.70%, 7/21/2028	499	501
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 4/10/2031	650	652
		1,153
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 10/23/2028	559	562
Health Care Providers & Services — 0.1%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 8/24/2028	532	535
Parexel International, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 11/15/2028	553	557
		1,092

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Hotels, Restaurants & Leisure — 0.1%
Cedar Fair LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.67%, 5/1/2031	499	500
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 3/14/2031	597	599
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 8/3/2028	496	498
		1,597
Insurance — 0.1%
Hub International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.37%, 6/20/2030	647	651
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.35%, 9/27/2030	518	521
		1,172
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.10%, 2/3/2031 (n)	539	543
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 9.10%, 7/1/2031	260	254
		797
Leisure Products — 0.1%
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.67%, 3/18/2030	414	412
Varsity Brands LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.27%, 8/26/2031	560	560
		972
Media — 0.0% ^
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.59%, 12/9/2030	144	143
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.11%, 1/18/2028	400	393
		536
Oil, Gas & Consumable Fuels — 0.2%
Buckeye Partners LP, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 11/22/2030	597	598
Epic Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.66%, 10/15/2031 (n)	500	504
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.86%, 8/16/2030	632	634
		1,736
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.63%, 4/20/2028	535	552
Personal Care Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.44%, 5/17/2028	721	645
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.52%, 8/2/2027	408	408
Professional Services — 0.2%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.84%, 1/18/2029	597	598
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 1/17/2031	696	696
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 6.85%, 5/9/2031	441	443
		1,737
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029 (n)	516	515
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 10.40%, 2/1/2030	190	184
		699

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — 0.4%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/15/2029	574	575
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.50%), 7.70%, 9/20/2031 (n)	800	805
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.34%, 7/30/2031	490	493
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 1/31/2031	61	60
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 7/6/2029	400	400
Genesys Cloud Services Holdings II LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 12/1/2027	726	733
Icon Parent, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 8.05%, 11/13/2031 (n)	825	831
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 11/28/2028	498	500
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.62%, 2/10/2031	673	678
		5,075
Specialty Retail — 0.2%
Claire's Stores, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.17%, 12/18/2026	818	677
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.55%, 3/9/2028	432	411
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.10%, 12/28/2027	594	587
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/3/2028	345	329
PetSmart, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.42%, 2/11/2028 (n)	300	300
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 12.22%, 6/29/2028	43	36
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/19/2029	185	186
		2,526
Total Loan Assignments (Cost $29,209)		29,101
Supranational — 0.5%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (b)	1,130	1,033
European Union (Supranational)
0.10%, 10/4/2040 (b)	EUR2,990	2,038
3.00%, 3/4/2053 (b)	EUR2,470	2,555
Total Supranational (Cost $7,036)		5,626
	SHARES (000)
Convertible Preferred Stocks — 0.1%
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ (o) (Cost $1,315)	1	1,646
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $286)	298	306
Common Stocks — 0.0% ^
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	10	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	13	29

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (o)	1	1
NMG, Inc. ‡ *	—	31
Rite Aid ‡ *	—	—
Serta Simmons Bedding LLC ‡ *	11	75
		107
Total Common Stocks (Cost $1,278)		136
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	14	71
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053 (Cost $31)	35	30
	SHARES (000)
Short-Term Investments — 9.3%
Investment Companies — 9.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (p) (q) (Cost $106,194)	106,175	106,218
Total Investments — 109.9% (Cost $1,283,696)		1,254,329
Liabilities in Excess of Other Assets — (9.9)%		(112,639)
NET ASSETS — 100.0%		1,141,690

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $31,708 or 2.78% of the Fund’s net
assets as of November 30, 2024.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2024.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(i)	Value is zero.
(j)	Defaulted security.
(k)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of November 30, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	204	12/06/2024	EUR	25,850	245
Euro-BTP	116	12/06/2024	EUR	15,069	450
Euro-Bund	55	12/06/2024	EUR	7,840	194
Euro-Buxl 30 Year Bond	13	12/06/2024	EUR	1,925	23
Euro-Schatz	8	12/06/2024	EUR	905	3
U.S. Treasury 10 Year Note	41	03/20/2025	USD	4,560	58
U.S. Treasury 10 Year Ultra Note	228	03/20/2025	USD	26,184	234
U.S. Treasury Long Bond	25	03/20/2025	USD	2,989	73
U.S. Treasury 2 Year Note	26	03/31/2025	USD	5,359	12
U.S. Treasury 5 Year Note	1,198	03/31/2025	USD	128,944	906
					2,198
Short Contracts
Euro-Bobl	(15)	12/06/2024	EUR	(1,901)	(11)
Euro-Schatz	(69)	12/06/2024	EUR	(7,808)	(33)
Japan 10 Year Bond	(19)	12/13/2024	JPY	(18,159)	141
U.S. Treasury 10 Year Note	(375)	03/20/2025	USD	(41,707)	(513)
U.S. Treasury 10 Year Ultra Note	(330)	03/20/2025	USD	(37,898)	(599)
U.S. Treasury Long Bond	(44)	03/20/2025	USD	(5,261)	(123)
U.S. Treasury Ultra Bond	(277)	03/20/2025	USD	(35,274)	(1,151)
Long Gilt	(8)	03/27/2025	GBP	(976)	(15)
U.S. Treasury 2 Year Note	(499)	03/31/2025	USD	(102,856)	(227)
U.S. Treasury 5 Year Note	(416)	03/31/2025	USD	(44,775)	(313)
					(2,844)
					(646)

Abbreviations
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	331	USD	349	BNP Paribas	12/4/2024	1
EUR	70,589	USD	74,358	HSBC Bank, NA	12/4/2024	240
GBP	1,268	USD	1,605	BNP Paribas	12/4/2024	8
USD	77,478	EUR	71,184	HSBC Bank, NA	12/4/2024	2,253
USD	1,647	GBP	1,268	HSBC Bank, NA	12/4/2024	33
EUR	85	USD	90	Barclays Bank plc	1/3/2025	— (a)
CLP	7,061,105	USD	7,222	Citibank, NA**	1/6/2025	23
EUR	3,927	HUF	1,600,207	Barclays Bank plc	1/6/2025	67
EUR	6,029	USD	6,373	Barclays Bank plc	1/6/2025	8
EUR	231	USD	244	HSBC Bank, NA	1/6/2025	— (a)
KRW	3,977,972	USD	2,849	Citibank, NA**	1/6/2025	6
MXN	88,982	CAD	5,995	Goldman Sachs International	1/6/2025	71
MXN	37,427	USD	1,808	BNP Paribas	1/6/2025	25
SGD	5,401	USD	4,014	BNP Paribas	1/6/2025	25
SGD	5,708	USD	4,248	Goldman Sachs International	1/6/2025	21
THB	145,817	USD	4,231	Goldman Sachs International	1/6/2025	34
TWD	125,931	USD	3,869	Citibank, NA**	1/6/2025	17
USD	3,234	BRL	18,886	Citibank, NA**	1/6/2025	108
USD	2,754	BRL	16,496	Goldman Sachs International**	1/6/2025	24
USD	4,216	CNY	30,176	Citibank, NA**	1/6/2025	9
USD	2,143	HUF	837,376	Barclays Bank plc	1/6/2025	3
USD	3,771	HUF	1,467,959	BNP Paribas	1/6/2025	20
USD	1,417	INR	119,862	Barclays Bank plc**	1/6/2025	2
USD	4,258	INR	359,641	Goldman Sachs International**	1/6/2025	13
USD	4,236	SGD	5,658	Citibank, NA	1/6/2025	5
ZAR	38,413	USD	2,115	HSBC Bank, NA	1/6/2025	10
ZAR	38,311	USD	2,115	Morgan Stanley	1/6/2025	4
PLN	7,748	USD	1,902	BNP Paribas	1/7/2025	3
PLN	2,669	USD	646	Goldman Sachs International	1/7/2025	10
TRY	81,822	USD	1,909	Barclays Bank plc	1/22/2025	328
Total unrealized appreciation						3,371
EUR	265	USD	286	HSBC Bank, NA	12/4/2024	(7)
USD	264	EUR	250	Goldman Sachs International	1/3/2025	(1)
USD	74,457	EUR	70,589	HSBC Bank, NA	1/3/2025	(244)
USD	1,605	GBP	1,268	BNP Paribas	1/3/2025	(8)
BRL	16,378	USD	2,772	BNP Paribas**	1/6/2025	(61)
BRL	12,346	USD	2,115	Goldman Sachs International**	1/6/2025	(72)
CLP	2,033,037	USD	2,137	Bank of America NA**	1/6/2025	(51)
CLP	2,033,037	USD	2,134	Citibank, NA**	1/6/2025	(48)
EUR	2,216	USD	2,401	Barclays Bank plc	1/6/2025	(55)
HUF	1,680,409	EUR	4,068	Barclays Bank plc	1/6/2025	(12)
SGD	5,556	USD	4,216	Citibank, NA	1/6/2025	(62)
TWD	59,019	USD	1,826	Barclays Bank plc**	1/6/2025	(5)
USD	2,122	AUD	3,262	Goldman Sachs International	1/6/2025	(7)
USD	3,809	AUD	5,891	HSBC Bank, NA	1/6/2025	(35)
USD	2,621	AUD	4,036	Merrill Lynch International	1/6/2025	(13)
USD	2,816	BRL	17,082	Goldman Sachs International**	1/6/2025	(11)
USD	1,421	CAD	1,992	BNP Paribas	1/6/2025	(3)
USD	1,535	CNY	11,097	BNP Paribas**	1/6/2025	(12)
USD	5,561	CZK	133,691	Goldman Sachs International	1/6/2025	(39)
USD	17,354	EUR	16,487	HSBC Bank, NA	1/6/2025	(96)
USD	1,144	EUR	1,083	Merrill Lynch International	1/6/2025	(2)
USD	9,061	IDR	144,751,709	Goldman Sachs International**	1/6/2025	(61)
USD	13,548	MXN	281,068	HSBC Bank, NA	1/6/2025	(220)
USD	2,115	SGD	2,831	Citibank, NA	1/6/2025	(2)
USD	6,351	SGD	8,539	Goldman Sachs International	1/6/2025	(35)
USD	3,930	THB	137,677	HSBC Bank, NA	1/6/2025	(96)

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	4,849	ZAR	89,267	Barclays Bank plc	1/6/2025	(89)
USD	2,090	COP	9,386,436	Goldman Sachs International**	1/7/2025	(17)
USD	1,526	TRY	63,205	Goldman Sachs International	1/22/2025	(202)
USD	460	TRY	18,617	Morgan Stanley	1/22/2025	(49)
Total unrealized depreciation						(1,615)
Net unrealized appreciation						1,756

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared interest rate swap contracts outstanding as of November 30, 2024 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-Annually	2.16 annually	Pay	12/18/2026	EUR134,300	—	219	219
1 day CDI at termination	11.00 at termination	Pay	1/4/2027	BRL12,910	—	(134)	(134)
1 day CDI at termination	9.64 at termination	Pay	1/2/2026	BRL20,002	—	(186)	(186)
1 day CDI at termination	10.58 at termination	Pay	1/2/2026	BRL25,756	—	(169)	(169)
1 day CDI at termination	11.25 at termination	Pay	1/4/2027	BRL21,895	—	(185)	(185)
1 day SOFR annually	3.88 annually	Receive	8/15/2034	USD35,429	7	(593)	(586)
					7	(1,267)	(1,260)
					7	(1,048)	(1,041)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
EUR	Euro
EURIBOR	Euro Interbank Offered Rate

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2024 was as follows:
Over-the-Counter (“OTC”) interest rate swap contracts outstanding at November 30, 2024 (amounts in thousands)

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day CDI at termination	11.53 at termination	Pay	Citibank, NA	1/4/2027	BRL 17,465	—	(128)	(128)
1 day CDI at termination	11.30 at termination	Pay	Citigroup Global Markets, Inc.	1/4/2027	BRL 21,878	—	(180)	(180)
						—	(308)	(308)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits

(a)	Value of floating rate index at November 30, 2024 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	1.92%
1 day SOFR	4.59
6 month EURIBOR	2.70
Summary of total OTC swap contracts outstanding as of November 30, 2024 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Interest rate contracts outstanding	—	(308)

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$202,866	$6,998	$209,864
Collateralized Mortgage Obligations	—	43,367	2,807	46,174
Commercial Mortgage-Backed Securities	—	69,131	5,992	75,123
Common Stocks
Machinery	—	—	— (a)	— (a)
Media	29	—	—	29
Specialty Retail	—	—	107	107
Total Common Stocks	29	—	107	136
Convertible Bonds	—	46,984	—	46,984
Convertible Preferred Stocks	—	—	1,646	1,646
Corporate Bonds
Aerospace & Defense	—	2,453	—	2,453
Automobile Components	—	7,934	—	7,934
Automobiles	—	5,008	—	5,008
Banks	—	123,757	—	123,757
Beverages	—	1,774	—	1,774
Biotechnology	—	6,030	—	6,030
Broadline Retail	—	1,222	—	1,222
Building Products	—	3,135	—	3,135
Capital Markets	—	40,753	—	40,753
Chemicals	—	10,193	—	10,193
Commercial Services & Supplies	—	6,752	—	6,752
Communications Equipment	—	1,118	—	1,118
Construction & Engineering	—	2,233	—	2,233
Construction Materials	—	1,033	—	1,033
Consumer Finance	—	19,984	—	19,984
Consumer Staples Distribution & Retail	—	2,110	39	2,149
Containers & Packaging	—	6,622	—	6,622
Distributors	—	407	—	407
Diversified Consumer Services	—	693	—	693
Diversified REITs	—	505	—	505
Diversified Telecommunication Services	—	19,080	—	19,080
Electric Utilities	—	32,762	—	32,762
Electrical Equipment	—	171	—	171
Electronic Equipment, Instruments & Components	—	2,562	—	2,562
Energy Equipment & Services	—	938	—	938
Entertainment	—	9,698	—	9,698
Financial Services	—	3,776	—	3,776
Food Products	—	5,154	—	5,154

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Gas Utilities	$—	$517	$—	$517
Ground Transportation	—	5,084	—	5,084
Health Care Equipment & Supplies	—	2,882	—	2,882
Health Care Providers & Services	—	12,208	—	12,208
Health Care REITs	—	3,096	—	3,096
Health Care Technology	—	1,139	—	1,139
Hotel & Resort REITs	—	989	—	989
Hotels, Restaurants & Leisure	—	8,063	—	8,063
Household Durables	—	1,708	—	1,708
Household Products	—	1,151	—	1,151
Independent Power and Renewable Electricity Producers	—	5,026	—	5,026
Insurance	—	6,185	—	6,185
Interactive Media & Services	—	1,474	—	1,474
IT Services	—	1,523	—	1,523
Leisure Products	—	183	—	183
Life Sciences Tools & Services	—	1,451	—	1,451
Machinery	—	1,378	—	1,378
Media	—	18,119	—	18,119
Metals & Mining	—	12,641	—	12,641
Multi-Utilities	—	4,002	—	4,002
Oil, Gas & Consumable Fuels	—	41,402	—	41,402
Paper & Forest Products	—	1,215	—	1,215
Passenger Airlines	—	906	—	906
Personal Care Products	—	1,449	—	1,449
Pharmaceuticals	—	9,297	—	9,297
Professional Services	—	199	—	199
Real Estate Management & Development	—	480	—	480
Retail REITs	—	583	—	583
Semiconductors & Semiconductor Equipment	—	7,210	—	7,210
Software	—	2,251	—	2,251
Specialized REITs	—	1,277	—	1,277
Specialty Retail	—	2,483	9	2,492
Technology Hardware, Storage & Peripherals	—	701	—	701
Textiles, Apparel & Luxury Goods	—	806	—	806
Tobacco	—	5,739	—	5,739
Trading Companies & Distributors	—	1,875	—	1,875
Transportation Infrastructure	—	1,617	—	1,617
Wireless Telecommunication Services	—	7,510	—	7,510
Total Corporate Bonds	—	493,676	48	493,724
Foreign Government Securities	—	81,018	—	81,018
Loan Assignments	—	29,101	—	29,101
Mortgage-Backed Securities	—	158,308	—	158,308
Preferred Stocks	—	—	306	306
Supranational	—	5,626	—	5,626
U.S. Treasury Obligations	—	30	—	30
Warrants	—	—	71	71

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$106,218	$—	$—	$106,218
Total Investments in Securities	$106,247	$1,130,107	$17,975	$1,254,329
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,371	$—	$3,371
Futures Contracts	2,339	—	—	2,339
Swaps	—	219	—	219
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,615)	—	(1,615)
Futures Contracts	(2,985)	—	—	(2,985)
Swaps	—	(1,575)	—	(1,575)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(646)	$400	$—	$(246)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$—	$—	$18	$— (b)	$7,173	$(193)	$—	$(1,597)	$1,597	$6,998
Collateralized Mortgage Obligations	5,758	—	30	— (b)	—	(923)	—	(461)	(1,597)	2,807
Commercial Mortgage-Backed Securities	6,005	—	(13)	—	—	—	—	—	—	5,992
Common Stocks	280	—	(173)	—	—	—	—	—	—	107
Convertible Preferred Stocks	1,745	(245)	(1,189)	—	1,671	(336)	—	—	—	1,646
Corporate Bonds	121	(27)	30	1	48	(125)	—	—	—	48
Preferred Stocks	168	(24)	162	—	—	—	—	—	—	306
Warrants	189	—	(118)	—	—	—	—	—	—	71
Total	$14,266	$(296)	$(1,253)	$1	$8,892	$(1,577)	$—	$(2,058)	$—	$17,975

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $211.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$48	Terms of Restructuring	Expected Recovery	0.00% - 90.00% (68.60%)

Corporate Bonds	48
	2,598	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.82% - 8.48% (6.76%)

Asset-Backed securities	2,598
	1,646	Market Comparable Companies	EBITDA Multiple (b)	8.25x (8.25x)

Convertible Preferred Stocks	1,646
	1	Terms of Restructuring	Expected Recovery	$1.00 ($1.00)

Common Stocks	1
Total	$4,293

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $13,682. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
As of November 30, 2024, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$858	$1	0.0%
Claire's Stores, Inc.	10/3/2018	1,315	1,646	0.1%
		$2,173	$1,647
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (a) (b)	$105,967	$450,055	$449,801	$(21)	$18	$106,218	106,175	$3,661	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.